Geographical Segmented Information	6 Months Ended
Jun. 30, 2023
Geographical Segmented Information [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets
June 30, 2023
Canada	$8,672	$-	$-	$-	$-
USA	-	100,000	-	18,504	5,700,984

	$8,672	$100,000	-	$18,504	$5,700,984

June 30, 2022
Canada	$8,922	$-	$-	$-	$-
USA	-	100,000	6,580,660	268,642	9,387,325

	$8,922	$100,000	6,580,660	$268,642	$9,387,325